Investment Strategy - Goldman Sachs Short-Term Conservative Income Fund	Mar. 31, 2026
Class A Inst Inv R6 Shares [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in short-term, investment grade fixed income securities.The Fund invests in a broad range of high quality, U.S. dollar-denominated fixed income securities, which include, among other things, obligations issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, corporate notes, commercial paper and other short-term obligations of U.S. companies, certificates of deposit, states, municipalities and other entities, fixed and floating rate asset backed securities and repurchase agreements.The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks, companies and governments or their agencies, authorities, instrumentalities or sponsored enterprises. The Fund will not invest in mortgage backed securities or derivatives.The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). In pursuing the Fund’s investment objective, the Investment Adviser will seek to enhance the Fund’s return by identifying those high quality, U.S. dollar-denominated fixed income instruments that are within the maturity guidelines discussed below and that the Investment Adviser believes offer attractive yields relative to other similar securities, consistent with preservation of capital and liquidity. The Fund will concentrate its investments in the financial services group of industries. Therefore, under normal circumstances, the Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries and repurchase agreements secured by such obligations. The Fund may, however, invest less than 25% of its total assets in this group of industries as a temporary defensive position. The Investment Adviser measures the Fund’s performance against the Bloomberg Short-Term Government/Corporate Index and ICE BofA 3-6 Month U.S. Treasury Bill Index.Credit Quality GuidelinesThe Fund will invest at least 70% of its total assets in securities (or the issuers of such securities) that are rated, at the time of purchase, in the highest short-term credit rating category by at least one nationally recognized statistical rating organization (“NRSRO”) (A-1, P-1, or F1 by S&P Global Ratings (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings, Inc. (“Fitch”), respectively), or, if such securities only maintain long term ratings or are unrated, determined by the Investment Adviser to be of comparable credit quality at the time of purchase (e.g., minimum long-term credit rating of A- by Standard & Poor’s or Fitch, or A3 by Moody’s). The remainder of the Fund’s investments will carry a minimum short-term credit rating of A-2, P-2, or F2 by Standard & Poor’s, Moody’s or Fitch, respectively, at the time of purchase, or, if such securities only maintain long term ratings or are unrated, determined by the Investment Adviser to be of comparable credit quality at the time of purchase (e.g., minimum long-term credit rating of BBB by Standard & Poor’s or Fitch, or Baa2 by Moody’s). The Fund may also rely on the credit quality of a guarantee or demand feature in determining the credit quality of a security supported by the guarantee or demand feature.Maturity GuidelinesExcept for asset-backed securities, the Fund will only invest in securities that have remaining maturities of: (1) two years or less for fixed rate securities and (2) three years or less for floating rate and variable rate securities, in each case measured at the time of purchase and with limited exceptions where a security has maturity shortening features (e.g., demand features). The Fund may invest in asset-backed securities that have remaining maturities of more than three years, provided that the remaining dollar-weighted average portfolio life (“WAL”) of the pools of assets collateralizing such asset-backed securities is: (1) two years or less for fixed rate assets or (2) three years or less for floating rate and variable rate assets, in each case measured at the time of purchase and with limited exceptions where an asset-backed security has maturity shortening features (e.g., demand features). The Fund will maintain a dollar-weighted average portfolio maturity (“WAM”) that does not exceed approximately nine months and a WAL that does not exceed approximately one year. THE FUND IS NOT A MONEY MARKET FUND AND DOES NOT ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE.Liquidity Solutions Investment PhilosophyThe Fund is managed to seek to generate current income and secondarily maintain an emphasis on preservation of capital and liquidity. The Investment Adviser follows a conservative, risk-managed investment process. Our process: ◼Combines diversified sources of return by employing multiple strategies ◼Takes a global perspective to seek relative value opportunities ◼Employs focused specialist teams to seek to identify short-term mis-pricings and incorporate long-term views ◼Emphasizes a risk-aware approach as we view risk management as both an offensive and defensive tool No one factor or consideration is determinative in the fundamental investment process.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in a broad range of high quality, U.S. dollar-denominated fixed income securities, which include, among other things, obligations issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, corporate notes, commercial paper and other short-term obligations of U.S. companies, certificates of deposit, states, municipalities and other entities, fixed and floating rate asset backed securities and repurchase agreements.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks, companies and governments or their agencies, authorities, instrumentalities or sponsored enterprises. The Fund will not invest in mortgage backed securities or derivatives.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in short-term, investment grade fixed income securities.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in the financial services group of industries. Therefore, under normal circumstances, the Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries and repurchase agreements secured by such obligations.
Class P Shares [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in short-term, investment grade fixed income securities.The Fund invests in a broad range of high quality, U.S. dollar-denominated fixed income securities, which include, among other things, obligations issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, corporate notes, commercial paper and other short-term obligations of U.S. companies, certificates of deposit, states, municipalities and other entities, fixed and floating rate asset backed securities and repurchase agreements.The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks, companies and governments or their agencies, authorities, instrumentalities or sponsored enterprises. The Fund will not invest in mortgage backed securities or derivatives.The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). In pursuing the Fund’s investment objective, the Investment Adviser will seek to enhance the Fund’s return by identifying those high quality, U.S. dollar-denominated fixed income instruments that are within the maturity guidelines discussed below and that the Investment Adviser believes offer attractive yields relative to other similar securities, consistent with preservation of capital and liquidity. The Fund will concentrate its investments in the financial services group of industries. Therefore, under normal circumstances, the Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries and repurchase agreements secured by such obligations. The Fund may, however, invest less than 25% of its total assets in this group of industries as a temporary defensive position. The Investment Adviser measures the Fund’s performance against the Bloomberg Short-Term Government/Corporate Index and ICE BofA 3-6 Month U.S. Treasury Bill Index.Credit Quality GuidelinesThe Fund will invest at least 70% of its total assets in securities (or the issuers of such securities) that are rated, at the time of purchase, in the highest short-term credit rating category by at least one nationally recognized statistical rating organization (“NRSRO”) (A-1, P-1, or F1 by S&P Global Ratings (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings, Inc. (“Fitch”), respectively), or, if such securities only maintain long term ratings or are unrated, determined by the Investment Adviser to be of comparable credit quality at the time of purchase (e.g., minimum long-term credit rating of A- by Standard & Poor’s or Fitch, or A3 by Moody’s). The remainder of the Fund’s investments will carry a minimum short-term credit rating of A-2, P-2, or F2 by Standard & Poor’s, Moody’s or Fitch, respectively, at the time of purchase, or, if such securities only maintain long term ratings or are unrated, determined by the Investment Adviser to be of comparable credit quality at the time of purchase (e.g., minimum long-term credit rating of BBB by Standard & Poor’s or Fitch, or Baa2 by Moody’s). The Fund may also rely on the credit quality of a guarantee or demand feature in determining the credit quality of a security supported by the guarantee or demand feature.Maturity GuidelinesExcept for asset-backed securities, the Fund will only invest in securities that have remaining maturities of: (1) two years or less for fixed rate securities and (2) three years or less for floating rate and variable rate securities, in each case measured at the time of purchase and with limited exceptions where a security has maturity shortening features (e.g., demand features). The Fund may invest in asset-backed securities that have remaining maturities of more than three years, provided that the remaining dollar-weighted average portfolio life (“WAL”) of the pools of assets collateralizing such asset-backed securities is: (1) two years or less for fixed rate assets or (2) three years or less for floating rate and variable rate assets, in each case measured at the time of purchase and with limited exceptions where an asset-backed security has maturity shortening features (e.g., demand features). The Fund will maintain a dollar-weighted average portfolio maturity (“WAM”) that does not exceed approximately nine months and a WAL that does not exceed approximately one year. THE FUND IS NOT A MONEY MARKET FUND AND DOES NOT ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE.Liquidity Solutions Investment PhilosophyThe Fund is managed to seek to generate current income and secondarily maintain an emphasis on preservation of capital and liquidity. The Investment Adviser follows a conservative, risk-managed investment process. Our process: ◼Combines diversified sources of return by employing multiple strategies ◼Takes a global perspective to seek relative value opportunities ◼Employs focused specialist teams to seek to identify short-term mis-pricings and incorporate long-term views ◼Emphasizes a risk-aware approach as we view risk management as both an offensive and defensive tool No one factor or consideration is determinative in the fundamental investment process.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in a broad range of high quality, U.S. dollar-denominated fixed income securities, which include, among other things, obligations issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, corporate notes, commercial paper and other short-term obligations of U.S. companies, certificates of deposit, states, municipalities and other entities, fixed and floating rate asset backed securities and repurchase agreements.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks, companies and governments or their agencies, authorities, instrumentalities or sponsored enterprises. The Fund will not invest in mortgage backed securities or derivatives.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in short-term, investment grade fixed income securities.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in the financial services group of industries. Therefore, under normal circumstances, the Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries and repurchase agreements secured by such obligations.